Summary of significant accounting policies - Property and equipment, net (Details)	Dec. 31, 2025
Office furniture and equipment
Property and equipment, net
Estimated useful life	3 years
Computer equipment
Property and equipment, net
Estimated useful life	3 years
Servers and network equipment
Property and equipment, net
Estimated useful life	3 years
Building
Property and equipment, net
Estimated useful life	20 years
Leasehold improvements
Property and equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember